Investment Strategy - Yorkville America Next Generation Memory ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in the equity securities and other investments that provide exposure to the issuers comprising the YA MarketVector Next Generation Memory Index (the "Underlying Index"). The Fund employs a passive investment strategy designed to track, before fees and expenses, the performance of the Underlying Index. Unlike an actively managed fund, the Adviser does not seek to outperform the Underlying Index or take defensive positions during periods of market volatility. Instead, the Fund seeks to replicate the investment performance of the Underlying Index as closely as practicable.

Information About the Underlying Index

The Underlying Index is a rules-based equity index designed to measure the performance of companies whose principal business activities are associated with the design, development, manufacturing, and supply of physical memory, including advanced semiconductor memory technologies. The Underlying Index is based on the premise that memory architecture represents one of the most important areas of innovation within the semiconductor industry. Increasing computational demands associated with artificial intelligence, cloud computing, high-performance computing, autonomous systems, industrial automation, aerospace and defense applications, and next-generation electronics continue to drive demand for memory technologies that are faster, more durable, more energy efficient, and capable of storing increasing volumes of information. Accordingly, the Underlying Index seeks to identify companies whose principal business activities are aligned with these long-term secular trends through the application of objective eligibility criteria established under the Index methodology. The Underlying Index employs a thematic classification methodology that identifies companies with significant exposure to memory semiconductors and related products and services based on revenue derived from eligible business activities.

To be eligible for inclusion in the Underlying Index, a company must derive at least 50% ("Dedicated Memory Companies") (25% for the initial index components - such companies "Diversified Memory Companies") of its revenue from memory semiconductors, memory intellectual property, and data storage, including the following products and services: dynamic random-access memory (DRAM), including high-bandwidth memory (HBM); static random access memory (SRAM); NAND and NOR flash memory; non-volatile memory, including MRAM, ReRAM, and phase-change memory; memory and interface intellectual property and licensing; memory and storage controllers; memory modules, solid-state drives, and removable storage; hard disk drives and storage media; spintronics.
Only common equity securities and securities with similar characteristics from financial markets that are freely investable for foreign investors and that provide real-time historical component and currency pricing are eligible for inclusion in the Underlying Index. Companies included in the Underlying Index must be listed on eligible developed or emerging market securities exchanges, subject to exclusions for certain markets deemed difficult to access. Eligible companies also must satisfy specified investability requirements, including minimum free float, market capitalization, trading liquidity and trading volume thresholds. For newly eligible constituents, companies generally must have a minimum free float of 10%, a full market capitalization of at least $150 million, an average daily trading value of at least $1 million over the preceding three consecutive quarters and an average monthly trading volume of at least 250,000 shares over the preceding three consecutive quarters. Existing constituents are subject to somewhat lower investability thresholds in order to reduce unnecessary index turnover. The Underlying Index is expected to consist of approximately 25 constituents.
The Underlying Index utilizes a float-adjusted market capitalization weighting methodology. Constituents are weighted in proportion to their float-adjusted market capitalization, subject to a maximum constituent weight of 15% for Dedicated Memory Companies. Diversified Memory Companies included in the initial Underlying Index components will be capped at 4.5% of the Underlying Index. The Underlying Index is reviewed, reconstituted and rebalanced quarterly. Only Dedicated Memory Companies may be added to the Underlying Index after inception. The Underlying Index includes issuers located in both developed and emerging market countries.

The YA MarketVector Next Generation Memory Index is sponsored by MarketVector (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund, Yorkville America Equities, LLC, the investment adviser for the Fund (the "Adviser"), and Tidal Investments, LLC, the sub-adviser for the Fund. The Index Provider maintains and publishes, or designates a third-party calculation agent to publish, information regarding the market value of the YA MarketVector Next Generation Memory Index. Neither the Adviser nor its affiliates have any ability to select YA MarketVector Next Generation Memory Index constituents or change the YA MarketVector Next Generation Memory Index methodology.

Implementation of the Fund's Investment Process
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other investments that provide exposure to the issuers comprising the Underlying Index, including swaps. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.

The Fund generally employs a replication strategy, meaning that it will invest in substantially all of the securities comprising the Underlying Index in approximately the same weightings as the Underlying Index. However, under certain circumstances, including when securities become temporarily unavailable, are difficult to purchase, or when the Adviser believes doing so will improve the Fund's ability to track the Underlying Index, the Fund may utilize representative sampling. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have investment characteristics similar to those of the Underlying Index.

The Fund is non-diversified under the Investment Company Act of 1940, as amended. The Fund will concentrate its investments (i.e., have 25% or more of the Fund’s assets in any one industry or group of industries) to the same extent that the Underlying Index is concentrated. As of the date of this prospectus, the Underlying Index is concentrated in the semiconductor, semiconductor equipment, electronic components, and information technology industries.

The Fund seeks to gain exposure to the companies included in the Underlying Index primarily through investments in equity securities of U.S. and non-U.S. issuers comprising the Underlying Index. Equity securities include common stocks, preferred stocks, and ordinary shares (or similar equity interests that are not debt securities). The Fund will also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") exchange-traded products ("ETPs"), including exchange-traded funds ("ETFs"), and other investment companies that provide exposure to one or more Underlying Index constituents or substantially similar investments when the Adviser believes such investments will improve the Fund's ability to track the performance of the Underlying Index or facilitate efficient portfolio management. The Fund will also use swaps to gain exposure to particular issuers in the event the Fund cannot invest directly in the issuer or when the Adviser determines that gaining exposure through swaps is more efficient than investing directly in the issuer’s equity securities.

The Fund will seek to gain exposure to certain newly issued Regulation S securities through investments in Yorkville America Next Generation Memory Index (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Regulation S securities are securities of U.S. and non-U.S. issuers that are offered outside the United States without registration with the Securities and Exchange Commission ("SEC") pursuant to Regulation S under the Securities Act of 1933, as amended.

The Subsidiary is advised by Yorkville and pursues the same investment objective and substantially similar investment strategies as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in Regulation S securities. The Fund’s investment in the Subsidiary is intended to provide efficient access to certain investment opportunities that may be unavailable or less efficiently accessed through direct investment by the Fund. Except as otherwise noted in this Prospectus, references to the Fund’s investments, investment strategies and risks include the investments, investment strategies and risks of the Subsidiary.

The Fund may invest in derivative instruments, including futures contracts, options, swap agreements and other instruments that provide exposure to one or more Underlying Index constituents or to the Underlying Index itself, when the Adviser believes such investments will improve the Fund's ability to track the performance of the Underlying Index, facilitate cash management, manage portfolio transitions or otherwise support efficient portfolio management.

The Fund's holdings will also include cash or cash-equivalent positions, short-term U.S. Government securities, or other collateral or liquidity instruments to support the implementation of derivative positions and to facilitate portfolio management, cash management, or the creation and redemption process.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other investments that provide exposure to the issuers comprising the Underlying Index, including swaps. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., have 25% or more of the Fund’s assets in any one industry or group of industries) to the same extent that the Underlying Index is concentrated. As of the date of this prospectus, the Underlying Index is concentrated in the semiconductor, semiconductor equipment, electronic components, and information technology industries.